Chesapeake Trend-Following Fixed Income ETF
Schedule of Investments
March 31, 2026 (Unaudited)

EXCHANGE TRADED FUNDS - 35.6%	Shares	Value
iShares J.P. Morgan USD Emerging Markets Bond ETF	6,688	$628,204
iShares MBS ETF	8,667	822,932
iShares National Muni Bond ETF	19,565	2,076,825
iShares Preferred and Income Securities ETF	41,478	1,257,613
iShares TIPS Bond ETF	15,774	1,740,819
State Street SPDR Bloomberg Convertible Securities ETF	13,626	1,247,051
Vanguard Intermediate-Term Corporate Bond ETF	10,530	871,357
Vanguard Short-Term Corporate Bond ETF	21,212	1,681,475
TOTAL EXCHANGE TRADED FUNDS (Cost $10,529,309)		10,326,276

REAL ESTATE INVESTMENT TRUSTS - 0.9%
Blackstone Mortgage Trust, Inc. - Class A (a)	13,935	266,855
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $273,309)		266,855

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 24.6%
First American Government Obligations Fund - Class X, 3.58% (b)	7,118,086	7,118,086
TOTAL MONEY MARKET FUNDS (Cost $7,118,086)		7,118,086

TOTAL INVESTMENTS - 61.1% (Cost $17,920,704)		17,711,217
Other Assets in Excess of Liabilities - 38.9%		11,253,851
TOTAL NET ASSETS - 100.0%		$28,965,068

Percentages are stated as a percent of net assets.

SPDR - Standard & Poor’s Depositary Receipts
TIPS - Treasury Inflation-Protected Securities

(a)	All or a portion of the security has been pledged as collateral for securities sold short. The fair value of securities committed as collateral as of March 31, 2026 was $59,633.
(b)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

Chesapeake Trend-Following Fixed Income ETF
Schedule of Securities Sold Short
March 31, 2026 (Unaudited)

REAL ESTATE INVESTMENT TRUSTS - (0.2)%	Shares	Value
Starwood Property Trust, Inc.	(3,070)	$(52,865)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $53,318)		(52,865)

TOTAL SECURITIES SOLD SHORT (Proceeds $53,318)		$(52,865)

Percentages are stated as a percent of net assets.

Chesapeake Trend-Following Fixed Income ETF
Schedule of Futures Contracts
March 31, 2026 (Unaudited)

The Cambria Trend-Following Fixed Income ETF had the following futures contracts outstanding with StoneX Financial, Inc.:

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
3 Month Tokyo Overnight Average Rate	45	09/15/2026	$7,001,992	$(29)
3 Month Secured Overnight Financing Rate	30	12/19/2028	7,239,750	(20,078)
Canadian 5 Year Government Bonds	29	06/19/2026	2,358,361	(21,879)
Canadian 10 Year Government Bonds	7	06/19/2026	601,963	(7,482)
New Zealand 3 Month Treasury Bills	61	12/16/2026	34,516,629	(6,635)
U.S. Treasury Ultra Long 10 Year Notes	7	06/18/2026	794,609	(15,870)
U.S. Treasury 10 Year Notes	3	06/18/2026	333,141	(5,215)
				$(77,188)
				–
Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
3 Month Canadian Overnight Repo Rate Average	(43)	06/15/2027	$7,481,208	$10,985
3 Month Canadian Overnight Repo Rate Average	(33)	12/14/2027	5,739,619	(10,487)
3 Month Euribor	(41)	09/13/2027	11,482,976	40,796
3 Month Euribor	(27)	09/18/2028	7,565,071	6,247
3 Month Secured Overnight Financing Rate	(25)	12/14/2027	6,033,437	7,393
3 Month Swiss Average Overnight Rate	(38)	06/15/2027	11,789,434	10,656
3 Month Swiss Average Overnight Rate	(31)	12/14/2027	9,620,590	(1,125)
30 Day Federal Funds Rate	(32)	08/31/2026	12,852,361	11,311
30 Day Federal Funds Rate	(30)	11/30/2026	12,049,714	38,259
Australian Government 3 Year Bonds	(52)	06/15/2026	3,691,641	9,201
Australian Government 10 Year Bonds	(18)	06/15/2026	1,328,408	1,546
Australian 90 Day Bank Bills	(72)	03/11/2027	48,734,697	44,985
Australian 90 Day Bank Bills	(64)	09/09/2027	43,330,290	36,417
Canadian 2 Year Government Bonds	(51)	06/19/2026	3,844,140	(14,106)
Euro-OAT	(6)	06/08/2026	820,532	4,266
Euro-Schatz	(23)	06/08/2026	2,802,454	21,890
Euro-Bobl	(13)	06/08/2026	1,728,990	24,983
Euro-Bund	(10)	06/08/2026	1,444,752	27,562
Euro-Buxl	(4)	06/08/2026	508,169	5,310
ICE 3 Month Sterling Overnight Index Average Rate	(17)	12/14/2027	5,368,265	23,377
ICE 3 Month Sterling Overnight Index Average Rate	(6)	12/19/2028	1,897,451	1,362
Euro-BTP Italian Government Bonds	(5)	06/08/2026	669,893	318
Japanese 10 Year Government Bonds	(3)	06/15/2026	2,457,288	27,519
Long Gilt	(4)	06/26/2026	463,076	2,245
Euro-BTP Italian Government Short Bonds	(46)	06/08/2026	5,610,209	32,691
U.S. Treasury 2 Year Notes	(24)	06/30/2026	4,978,687	29,271
U.S. Treasury 3 Year Notes	(11)	06/30/2026	2,325,297	(1,681)
U.S. Treasury 5 Year Notes	(15)	06/30/2026	1,622,695	(2,750)
U.S. Treasury Long Bonds	(6)	06/18/2026	683,250	16,852
U.S. Treasury Ultra Long Bonds	(3)	06/18/2026	349,688	10,769
				$416,062
Net Unrealized Appreciation (Depreciation)		$ –	$–	$338,874

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Chesapeake Trend-Following Fixed Income ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$10,326,276	$–	$–	$10,326,276
Real Estate Investment Trusts	266,855	–	–	266,855
Money Market Funds	7,118,086	–	–	7,118,086
Total Investments	$17,711,217	$–	$–	$17,711,217

Other Financial Instruments:
Futures Contracts *	$446,211	$–	$–	$446,211
Total Other Financial Instruments	$446,211	$–	$–	$446,211

Liabilities:
Investments:
Real Estate Investment Trusts	$(52,865)	$–	$–	$(52,865)
Total Investments	$(52,865)	$–	$–	$(52,865)
Other Financial Instruments:
Futures Contracts *	$(107,337)	$–	$–	$(107,337)
Total Other Financial Instruments	$(107,337)	$–	$–	$(107,337)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of March 31, 2026.